Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Intangible assets
3.5 Intangible assets

(CHF in millions)	Patents, licenses and other rights	Software	Goodwill	Total

Cost as of January 1, 2023	69.2	25.9	1.8	96.9
Accumulated Amortization as of January 1, 2023	(15.0)	(11.6)	—	(26.6)
Net book value as of January 1, 2023	54.2	14.4	1.8	70.3

Twelve month period ended December 31, 2023
Opening net book value	54.2	14.4	1.8	70.3
Additions	1.2	3.1	—	4.4
Amortization	(4.5)	(5.5)	—	(10.1)
Exchange Difference	—	(0.1)	—	(0.1)
Net book value as of December 31, 2023	50.9	11.9	1.8	64.6

Cost as of December 31, 2023	70.4	29.0	1.8	101.2
Accumulated Amortization as of December 31, 2023	(19.6)	(17.1)	—	(36.6)
Net book value as of December 31, 2023	50.9	11.9	1.8	64.6

Twelve month period ended December 31, 2024
Opening net book value	50.9	11.9	1.8	64.6
Additions	1.4	3.0	—	4.5
Amortization	(4.7)	(6.0)	—	(10.8)
Net book value as of December 31, 2024	47.5	9.0	1.8	58.3

Cost as of December 31, 2024	71.8	32.1	1.8	105.7
Accumulated Amortization as of December 31, 2024	(24.3)	(23.1)	—	(47.4)
Net book value as of December 31, 2024	47.5	9.0	1.8	58.3

As of December 31, 2024, patents, licenses and other rights include patents, domain names, and license rights for trademarks.
As of December 31, 2024, software includes capitalized IT development costs not yet in use in the amount of CHF 0.4 million (December 31, 2023: CHF 0.3 million). In 2024, costs recognized in the selling, general and administrative expenses line item within the consolidated statements of income for research and development amounts to CHF 9.6 million (2023: CHF 8.9 million).
Goodwill is allocated and monitored at the reportable segment level. Based on the annual impairment assessments performed as of December 31, 2024 and 2023, there was no need to recognize any impairment of goodwill in 2024 nor 2023. None of the goodwill is expected to be deductible for tax purposes.

Accounting policies
Intangible assets acquired are valued at purchase cost less accumulated amortization and any impairment in value. Within software, On capitalizes certain IT development costs, if the identifiable asset is cumulatively commercially and technically feasible, can and will be completed, its costs can be measured reliably, and will generate probable future economic benefits. All other research and development costs are expensed as incurred within the selling, general, and administrative expense line item within the consolidated statements of income.

Goodwill is measured at cost less any impairment in value. Goodwill is not amortized but is assessed for impairment annually using values at the reporting date, or whenever events or changes in circumstances indicate that its value might be impaired.

Except for goodwill, On has no intangible assets with an indefinite useful life.

Amortization is calculated on a straight-line basis over the expected useful life of the individual assets or asset categories:
•Patents, licenses and other rights: Determined separately for each asset, varies from 4 to 20 years
•Software acquired: 4 years
•IT development costs capitalized: 4 years

For capitalized IT development costs, amortization starts when the asset is ready for use. Capitalized IT development costs not yet in use are tested annually for impairment or whenever events or changes in circumstances indicate that its value might be impaired.

Intangible assets are derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition is included in the income statement.

Significant judgments and accounting estimates
On uses judgment to determine commercial and technical feasibility when capitalizing certain IT development costs. In calculating the respective costs, both planning and actual data are taken into consideration. The judgments related to commercial and technical feasibility are reviewed annually or when changes in circumstances arise.

The intangible asset corresponding to license rights was calculated using the relief from royalty method, based on royalty data for comparable license agreements and businesses in the sporting goods and sports apparel sector. When determining the fair value, a discount rate of 9.3% was used. The entity approach in terms of the weighted average cost of capital was applied. The saved license expenses (after tax) where calculated based on the estimated revenue multiplied with the relevant royalty rate.

At each reporting date, the residual values, useful lives and method of amortization are reviewed and adjusted prospectively, if applicable. Furthermore, On assesses whether there is any indication, that an asset may be impaired. If any such indication exists, the recoverable amount (the higher of fair value less cost of disposal or value in use) of the asset is estimated. The recoverable amounts are measured based on value-in-use calculations which are significantly impacted by the projected cash flows, discount rates and other parameters. These estimates, subject to management judgment, could vary significantly from future actuals. If the recoverable amount is lower than carrying amount, an impairment loss is recognized.